Common and preferred shares and other equity instruments - Schedule of Terms of Class A Preferred Shares (Detail)	12 Months Ended
Oct. 31, 2023 $ / shares
Non cumulative Series 39 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.232063
Earliest specified redemption date	Jul. 31, 2024
Cash redemption price per share	$ 25
Non cumulative Series 41 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.244313
Earliest specified redemption date	Jan. 31, 2025
Cash redemption price per share	$ 25
Non cumulative Series 43 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.196438
Earliest specified redemption date	Jul. 31, 2025
Cash redemption price per share	$ 25
Non cumulative Series 47 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.367375
Earliest specified redemption date	Jan. 31, 2028
Cash redemption price per share	$ 25
Non cumulative Series 49 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.325
Earliest specified redemption date	Apr. 30, 2024
Cash redemption price per share	$ 25
Non cumulative Series 51 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Quarterly dividends per share	$ 0.321875
Earliest specified redemption date	Jul. 31, 2024
Cash redemption price per share	$ 25
Non cumulative Series 56 class A preferred shares [member]
Disclosure of classes of share capital [line items]
Semi-annually dividends per share	$ 36.825
Earliest specified redemption date	Sep. 28, 2027
Cash redemption price per share	$ 1,000